Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease expenses	$ 11,511	$ 7,026
Cash lease payment	$ 13,307	$ 5,129